REVENUES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Vessel	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disaggregation of Revenue [Abstract]
Voyage Revenues	$ 391,687	$ 339,340	$ 191,075
Future Minimum Revenues [Abstract]
2024	47,783
2025	17,155
2026	17,155
2027	17,155
2028 and thereafter	7,406
Future minimum revenues	$ 106,654
Number of vessels in which time charter revenues are derived for next twelve months | Vessel	6
Number of vessels in which time charter revenues are derived for subsequent years | Vessel	2
Capitalized cost	$ 100	1,300
Maximum [Member]
Future Minimum Revenues [Abstract]
Term of voyage contract	1 year
Spot Charter [Member]
Disaggregation of Revenue [Abstract]
Voyage Revenues	$ 346,409	296,810	170,242
Time Charter [Member]
Disaggregation of Revenue [Abstract]
Voyage Revenues	$ 45,278	$ 42,530	$ 20,833